SEGMENT INFORMATION	3 Months Ended	6 Months Ended
	Mar. 31, 2025	May 31, 2025
DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SEGMENT INFORMATION

NOTE 9 – SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their unaudited financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews key metrics, which includes formational and operating expenses and interest income and dividend income earned on cash and investments held in trust account which are included in the accompanying statements of operations.

The key measures of segment profit or loss reviewed by the CODM are interest income and dividend income earned on cash and investments held in trust account and formational and operating costs. The CODM reviews interest income and dividend income earned on cash and investments held in trust account to measure and monitor stockholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. Formational and operating costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews formational and operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

NOTE 9 – SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as the Chief Financial Officer (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which includes formational and operating expenses and interest income and dividend income earned on cash and investments held in trust account which are included in the accompanying statements of operations.

The key measures of segment profit or loss reviewed by our CODM are interest income and dividend income earned on cash and investments held in trust account and formational and operating costs. The CODM reviews interest income and dividend income earned on cash and investments held in trust account to measure and monitor stockholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the trust agreement. Formational and operating costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews formational and operating costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS